Related party transactions	12 Months Ended
Dec. 31, 2018
Related party transactions	Other than compensation to directors and stock options available to the directors, there were no transactions with other related parties in the years 2018, 2017 and 2016.
ZHEJIANG TIANLAN
Related party transactions	There were sales of subsidiaries to the shareholders of the Company with gross sale proceeds of RMB10,140,000 in the year 2018 with none in 2017.